Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2012:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (1) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
July 2010	1,713,502	$29.18	51,000	50,921	47.70%	Prepayment of revolving credit facilities and general corporate purposes
November 2010	1,052,749	$35.44	38,070	38,070	46.83%	Acquisition of Excelsior and Excalibur Joint Ventures
April 2011	4,251,800	$38.88	168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40	187,449	179,523	40.09%	Prepayment of revolving credit facilities
September 2012	4,825,863	$38.43	189,243	182,316	37.45%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Incentive Distributions

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.65	75%	25%
Above $0.65	50%	50%